Other disclosures - Disclosure of financing for construction and real estate business in Spain (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,246	€ 2,283
Gross carrying amount | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	2,282	2,327
Written-off assets	376	487
Gross carrying amount | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	75	94
Excess over collateral value | Construction and property development loans
Disclosure of credit risk exposure [line items]
Risk exposure	209	211
Excess over collateral value | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Risk exposure	8	21
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,247)	(1,311)
Accumulated impairment | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	(36)	(44)
Accumulated impairment | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ (26)	€ (33)